Servicing of Residential Loans - Schedule of Total Servicing Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014 Accounts	Dec. 31, 2013 Accounts	Dec. 31, 2012 Accounts
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	2,336,565	2,051,796	1,038,981
Total servicing portfolio, Unpaid Principal Balance	$ 252,080,666	$ 217,961,136	$ 90,094,189
Third-party Investors [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	2,221,447	1,939,109	945,260
Total servicing portfolio, Unpaid Principal Balance	240,030,221	206,518,774	82,113,522
Third-party Investors [Member] | Capitalized Servicing Rights [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	1,561,604	1,310,357	415,617
Total servicing portfolio, Unpaid Principal Balance	176,305,631	146,143,213	23,469,620
Third-party Investors [Member] | Capitalized Sub-servicing [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	217,692	235,112	289,417
Total servicing portfolio, Unpaid Principal Balance	11,996,994	13,369,236	16,333,529
Third-party Investors [Member] | Sub-servicing [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	442,151	393,640	240,226
Total servicing portfolio, Unpaid Principal Balance	51,727,596	47,006,325	42,310,373
On-balance Sheet [Member] | Residential Loans and Real Estate Owned [Member]
Servicing Portfolio [Line Items]
Total servicing portfolio, Number of Accounts	115,118	112,687	93,721
Total servicing portfolio, Unpaid Principal Balance	$ 12,050,445	$ 11,442,362	$ 7,980,667